Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 882,770	$ 1,519,666
Restricted cash		214,144
Accounts receivable, net		4,264,257	4,926,081
Accounts receivable-related parties, net		2,919,215	8,733,263
Advances to suppliers		3,202,313	1,064,901
Inventories, net		254,678	302,938
Loan receivable - related party		519,331	397,041
Other current assets		173,026	2,087,946
TOTAL CURRENT ASSETS		12,429,734	19,031,836
Non-current accounts receivable, net		1,839,230	1,648,109
Non-current accounts receivable-related parties, net		1,323,196	3,793,949
Property, equipment and software, net		10,851,899	11,835,516
Intangible assets, net			1,496
Long-term investments		30,592
Other assets, non-current net		4,302,000	4,304,640
TOTAL ASSETS		30,776,651	40,615,546
CURRENT LIABILITIES
Short-term bank loans		6,210,176	6,584,664
Accounts payable		14,857,436	12,586,696
Accounts payable-related parties		69,585	65,276
Advances from customers		315,924	421,700
Advances from customers-related parties		161,063	140,938
Amounts due to related parties		137,664	129,139
Accrued payroll and benefits		231,598	193,912
Other payables and accrued expenses		6,636,097	4,897,672
Income tax payable			70,653
Convertible note payable, net of debt discounts		1,180,908	916,511
TOTAL CURRENT LIABILITIES		29,800,451	26,007,161
Commitments and Contingencies
EQUITY
Ordinary shares, 2020 and 2019: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2020: 8,486,956 shares; 2019: 7,000,027 shares*;	[1]	131,247,787	126,257,156
Additional paid-in capital		15,643,404	16,461,333
Reserve		14,044,269	14,044,269
Accumulated deficit		(192,212,544)	(174,517,769)
Accumulated other comprehensive income		23,612,413	23,022,845
Total equity of the Company		(7,664,671)	5,267,834
Non-controlling interest		8,640,871	9,340,551
TOTAL EQUITY		976,200	14,608,385
TOTAL LIABILITIES AND EQUITY		$ 30,776,651	$ 40,615,546

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.